Basis of Presentation	12 Months Ended
Dec. 31, 2018
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Basis of Presentation

NOTE 2	BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). The Company has consistently applied the same accounting policies throughout all periods presented, as if these policies had always been in effect, with the exception of IFRS 9 “Financial Instruments” and IFRS 15 “Revenue from Contracts with Customers” which were adopted effective January 1, 2018. Figures for 2017 and prior reflect the historical operations of PotashCorp, the accounting acquirer. The financial statements and related notes of Nutrien in 2018 and beyond reflect the operations of Nutrien.

These consolidated financial statements were authorized by the Board of Directors for issue on February 20, 2019.

Where an accounting policy is applicable to a specific note to the statements, the policy is described within that note, with the related financial disclosures by major caption as noted in the table included on page 89. Certain of the Company’s accounting policies that relate to the financial statements as a whole, as well as estimates and judgments it has made and how they affect the amounts reported in the consolidated financial statements, are disclosed in Note 32. New standards and amendments or interpretations that were either effective and applied by the Company during 2018 or that were not yet effective are described in Note 32. Sensitivity analyses included throughout the notes should be used with caution as the changes are hypothetical and not reflective of future performance. The sensitivities have been calculated independently of changes in other key variables. Changes in one factor may result in changes in another, which could amplify or reduce certain sensitivities. These consolidated financial statements were prepared under the historical cost basis, except for items that IFRS requires to be measured at fair value.